Loans Payable	12 Months Ended
Dec. 31, 2021
Disclosure of Loans Payable [Abstract]
Loans payable
12.	Loans payable

The Company procured loans as follows:

	As at	As at
	December 31,	December 31,
	2021	2020
Loans at interest rate of 8%	$-	$1,182,333
Loans at interest rate of 6.5% and 9.5%	-	385,750
Loan at interest rate of 17.5%	-	400,000
Loan at interest rate of 17.5%	-	575,000
Total loans	$-	$2,543,083
Current	$-	$2,010,172
Non-current	$-	$532,911

	As at	As at
	December 31,	December 31,
	2021	2020
Balance, beginning of the period	$2,543,083	$-
New loans	1,432,000	2,543,083
Repayment of loans	(3,975,083)	-
Balance, end of the period	$-	$2,543,083